Fair value of financial assets and liabilities_Financial liabilities by category (Details)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Dec. 31, 2017 KRW (₩)
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 2,578,332,000,000	[1]	$ 2,319,061,000	[1]	₩ 0
Financial liabilities at FVTPL in accordance with IAS 39	0		0		3,427,909,000,000
Financial liabilities at amortized cost	302,015,653,000,000				291,313,599,000,000
Derivative liabilities for hedging	67,505,000,000		$ 60,717,000		67,754,000,000
Total	304,661,490,000,000				294,809,262,000,000
Deposits due to customer
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	24,485,000,000
Financial liabilities at FVTPL in accordance with IAS 39					25,964,000,000
Financial liabilities at amortized cost	237,900,166,000,000				234,695,084,000,000
Total	237,924,651,000,000				234,721,048,000,000
Borrowing
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	176,097,000,000
Financial liabilities at FVTPL in accordance with IAS 39					160,057,000,000
Financial liabilities at amortized cost	15,899,599,000,000				14,784,706,000,000
Total	16,075,696,000,000				14,944,763,000,000
Debentures
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL in accordance with IAS 39					91,739,000,000
Financial liabilities at amortized cost	26,752,725,000,000				27,869,651,000,000
Total	26,752,725,000,000				27,961,390,000,000
Derivatives (for trading)
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	2,377,750,000,000
Financial liabilities at FVTPL in accordance with IAS 39					3,150,149,000,000
Derivative liabilities for hedging	67,505,000,000				67,754,000,000
Total	2,445,255,000,000				3,217,903,000,000
Other financial liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities at amortized cost	21,463,163,000,000	[2]			13,964,158,000,000	[3]
Total	21,463,163,000,000	[2]			13,964,158,000,000	[3]
Financial guarantee liabilities measured at amortized cost	₩ 54,896,000,000	[2]			₩ 71,697,000,000	[3]

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.
[2]	Other financial liabilities include 54,896 million Won of financial guarantee liabilities measured at amortized cost included in provisions (Note23).
[3]	Other financial liabilities include 71,697 million Won of financial guarantee liabilities measured at amortized cost included in provisions (Note23).